Other payables and accrued expenses (Summary Other Payables and Accrued Expenses) (Details) (ILS) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Accrued expenses	₪ 20,900	$ 5,731		₪ 6,380
Customer advances	3,077	844		2,367
Other payables	1,038	284		2,107
Total other payables and accrued expenses	₪ 25,015	$ 6,859	[1]	₪ 10,854

[1]	Convenience Translation into US Dollars.